Capital - Additional Information (Detail)						1 Months Ended		12 Months Ended
	Dec. 31, 2017 $ / shares shares	Jul. 25, 2017 USD ($) $ / shares shares	May 18, 2015 USD ($)	Mar. 30, 2015 USD ($) shares	Oct. 28, 2014 USD ($) shares	Apr. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 19, 2013 USD ($)	Oct. 28, 2011 shares
Capital Structure [Line Items]
Number of shares for sale | shares	31,873							31,873	156,446
Exercise stock option								$ 734,234,000
Options exercise	31,873							31,873
Voting right description								At December 31, 2017, we had 35,960,062 ordinary shares outstanding of which 5,155,335 had a double voting right.	At December 31, 2016, we had 35,335,060 ordinary shares outstanding of which 4,531,047 had a double voting right.	At December 31, 2015, we had 35,178,614 ordinary shares outstanding of which 7,470,898 had a double voting right.
Number of shares ordinary outstanding | shares	35,960,062							35,960,062	35,335,060	35,178,614	29,446,721
Number of shares ordinary having double voting right | shares								5,155,335	4,531,047	7,470,898
Compensation expense								$ (42,968,000)
Par value per share | $ / shares	$ 0.05							$ 0.05	$ 0.05	$ 0.05	$ 0.05
Non-controlling shareholders interest	20.30%
Calyxt Inc [Member]
Capital Structure [Line Items]
Number of shares for sale | shares		8,050,000
Exercise stock option		$ 64,400,000						$ 58,000,000
Par value per share | $ / shares		$ 8
Shares to underwriters		$ 20,000,000
Non-controlling shareholders interest		20.30%						20.30%
Hold Two Years [Member]
Capital Structure [Line Items]
Voting right description								After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.
BSA [Member]
Capital Structure [Line Items]
Number of shares for sale | shares					1,470,836								12,195,113
Exercise stock option					$ 16,400,000
Ectycell S.A.S. [Member]
Capital Structure [Line Items]
Equity interests												75.00%
Fair value of consideration												$ 4,800,000
Cellectis [Member]
Capital Structure [Line Items]
Equity interests												75.50%
Fair value of consideration												$ 4,600,000
Non-controlling interest percentage												$ 0.245
Cellectis Bioresearch S.A.S. [Member]
Capital Structure [Line Items]
Repurchased share			$ 4,000,000
American depositary [member]
Capital Structure [Line Items]
Number of shares for sale | shares				5,500,000						101,893
Exercise stock option				$ 228,300,000
Fees related issue of shares				$ 18,100,000
American depositary [member] | Warrants [member]
Capital Structure [Line Items]
Options exercise										70,000
Calyxt Inc. [Member]
Capital Structure [Line Items]
Equity interests	12.90%					6.10%	0.40%	12.90%
Compensation expense						$ 600,000	$ 100,000	$ 6,700,000
Natixis [Member]
Capital Structure [Line Items]
Repurchased share								300,000	$ 300,000
Initial advance payment								$ 400,000
Free Shares [member]
Capital Structure [Line Items]
Number of shares converted | shares								466,950
Options exercise									99,488
Free Shares [member] | American depositary [member]
Capital Structure [Line Items]
Number of shares for sale | shares										60,000
BSPCE [member]
Capital Structure [Line Items]
Number of shares for sale | shares	126,179							126,179
Number of employee warrants exercisable | shares								121,492
Exercise stock option								$ 2,173,058,000
Options exercise									6,700
BSA [Member]
Capital Structure [Line Items]
Exercise stock option								$ 252,171,000
Options exercise									50,000
Number of non-employee warrants subscribed | shares								228,000